Schedule of Intangible Assets (Details) - Next NRG Holding Corp [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (335,001)
Intangibles - net	5,164,999
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	$ 4,900,000
Finite lived intangible asset useful life	15 years
Tradenames Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles - gross	$ 600,000
Finite lived intangible asset useful life	5 years